UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management Advisors Inc

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        8/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              81

Form 13F Information Table Value Total:  $  184,488,948
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
BB&T                                       Com            054937107   185196     6900          SOLE                Sole      0    0
Texas Instruments                          Com            882508104   196980     6000          SOLE                Sole      0    0
BB&T Capt Trust VI 9.6% 08/01/64 Series B  Com            05531b201   231926     8625          SOLE                Sole      0    0
Magellan Midstream Partners LP             Com            559080106   238920     4000          SOLE                Sole      0    0
General Electric                           Com            369604103   250989    13308          SOLE                Sole      0    0
United Technologies                        Com            913017109   263317     2975          SOLE                Sole      0    0
Weingarten Realty 8.1% Notes (c091514)     Com            948741848   267179    11350          SOLE                Sole      0    0
CVR Partners LP                            Com            126633106   277381    12350          SOLE                Sole      0    0
NorthWestern Corp                          Com            668074305   332756    10050          SOLE                Sole      0    0
Public Storage Series M (c010912@25)       Com            74460d232   365856    14208          SOLE                Sole      0    0
Alere                                      Com            01449j105   369862    10100          SOLE                Sole      0    0
Sysco                                      Com            871829107   371666    11920          SOLE                Sole      0    0
M&T Capital Trust IV 8.50% pfd A (c013113) Com            55292c203   393760    15029          SOLE                Sole      0    0
Royal Dutch Shell Cl-A ADR                 Com            780259206   409709     5760          SOLE                Sole      0    0
Veeco Instruments Inc                      Com            922417100   412695     8525          SOLE                Sole      0    0
Enterprise Products Partners               Com            293792107   458026    10600          SOLE                Sole      0    0
Salix Pharmaceuticals Ltd.                 Com            795435106   558217    14015          SOLE                Sole      0    0
Merck                                      Com            58933y105   569757    16145          SOLE                Sole      0    0
Joy Global                                 Com            481165108   640584     6726          SOLE                Sole      0    0
Cameron International                      Com            13342B105   658799    13100          SOLE                Sole      0    0
Cullen Frost Bankers                       Com            229899109   673388    11845          SOLE                Sole      0    0
American Express                           Com            025816109   707980    13694          SOLE                Sole      0    0
Hershey                                    Com            427866108   726390    12777          SOLE                Sole      0    0
Diageo PLC-Sponsored ADR                   Com            25243q205   755251     9225          SOLE                Sole      0    0
Symantec                                   Com            871503108   776672    39385          SOLE                Sole      0    0
Dendreon Corp                              Com            24823Q107   809900    20535          SOLE                Sole      0    0
Calpine                                    Com            131347304   821420    50925          SOLE                Sole      0    0
Hain Celestial Group                       Com            405217100   833500    24985          SOLE                Sole      0    0
Waters                                     Com            941848103   841363     8788          SOLE                Sole      0    0
InterMune                                  Com            45884x103   896609    25010          SOLE                Sole      0    0
BorgWarner                                 Com            099724106   912119    11290          SOLE                Sole      0    0
Goldman Sachs                              Com            38141g104  1007491     7570          SOLE                Sole      0    0
Tractor Supply                             Com            892356106  1132278    16930          SOLE                Sole      0    0
Bruker                                     Com            116794108  1219564    59900          SOLE                Sole      0    0
Dow Chemical                               Com            260543103  1273320    35370          SOLE                Sole      0    0
BE Aerospace                               Com            073302101  1327345    32525          SOLE                Sole      0    0
Western Gas Partners LP                    Com            958254104  1456429    40980          SOLE                Sole      0    0
CVS                                        Com            126650100  1510340    40190          SOLE                Sole      0    0
Google Cl A                                Com            38259p508  1581425     3123          SOLE                Sole      0    0
EOG Resources                              Com            26875p101  1589787    15206          SOLE                Sole      0    0
FMC Corp                                   Com            302491303  1663197    19335          SOLE                Sole      0    0
Apple Computer                             Com            037833100  1725679     5141          SOLE                Sole      0    0
Southern Cal Edison 6.05% Var Rate Pfd     Com            842400756  1783275    17700          SOLE                Sole      0    0
Thermo Fisher Scientific                   Com            883556102  1791008    27815          SOLE                Sole      0    0
Itron                                      Com            465741106  1888594    39215          SOLE                Sole      0    0
Monsanto                                   Com            61166w101  2013130    27752          SOLE                Sole      0    0
Varian Medical Systems                     Com            92220p105  2079594    29700          SOLE                Sole      0    0
Sempra Energy                              Com            816851109  2089289    39510          SOLE                Sole      0    0
Cummins                                    Com            231021106  2234398    21590          SOLE                Sole      0    0
Cisco                                      Com            17275R102  2256347   144545          SOLE                Sole      0    0
Wal-Mart                                   Com            931142103  2259779    42525          SOLE                Sole      0    0
Greenlight Capital                         Com            G4095J109  2429722    92420          SOLE                Sole      0    0
Xilinx                                     Com            983919101  2510001    68824          SOLE                Sole      0    0
Nordic American Tanker Shipping            Com            g65773106  2696282   118570          SOLE                Sole      0    0
Schlumberger                               Com            806857108  2813875    32568          SOLE                Sole      0    0
Corning                                    Com            219350105  2931770   161530          SOLE                Sole      0    0
Life Technologies                          Com            53217v109  2988141    57387          SOLE                Sole      0    0
Teva Pharmaceutical ADR                    Com            881624209  3681115    76340          SOLE                Sole      0    0
Applied Materials                          Com            038222105  3692761   283840          SOLE                Sole      0    0
3M                                         Com            88579Y101  3733770    39365          SOLE                Sole      0    0

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Canadian Natural Resources                 Com            136385101  3918515    93610          SOLE                Sole      0    0
Pepsico                                    Com            713448108  3943939    55998          SOLE                Sole      0    0
American Tower Corp Cl A                   Com            029912201  4032550    77060          SOLE                Sole      0    0
Altera                                     Com            021441100  4078337    87990          SOLE                Sole      0    0
Costco Wholesale                           Com            22160k105  4129023    50825          SOLE                Sole      0    0
Procter & Gamble                           Com            742718109  4180681    65765          SOLE                Sole      0    0
Novartis AG ADR                            Com            66987v109  4183957    68466          SOLE                Sole      0    0
Rogers                                     Com            775109200  4321314   109345          SOLE                Sole      0    0
US Bancorp Float Rate Pfd 3.5%min(c041511) Com            902973155  4360948   191690          SOLE                Sole      0    0
Emerson Electric                           Com            291011104  4364438    77590          SOLE                Sole      0    0
Vodafone PLC ADR                           Com            92857w209  4513142   168905          SOLE                Sole      0    0
Ultra Petroleum Corp                       Com            903914109  4522063    98735          SOLE                Sole      0    0
Coca Cola                                  Com            191216100  4536355    67415          SOLE                Sole      0    0
Microsoft                                  Com            594918104  5224076   200926          SOLE                Sole      0    0
Wells Fargo                                Com            949746101  5396349   192315          SOLE                Sole      0    0
Johnson & Johnson                          Com            478160104  5444595    81849          SOLE                Sole      0    0
Sociedad Quimica y Minera de Chile SA      Com            833635105  5455249    84290          SOLE                Sole      0    0
Berkshire Hathaway Inc Cl B                Com            084670702  6128591    79191          SOLE                Sole      0    0
Qualcomm                                   Com            747525103  6400317   112701          SOLE                Sole      0    0
Halliburton                                Com            406216101  7971351   156301          SOLE                Sole      0    0
Exxon Mobil                                Com            30231g102  9815285   120611          SOLE                Sole      0    0